Contingent liabilities	12 Months Ended
Jun. 30, 2018
Disclosure of contingent liabilities [abstract]
Disclosure of contingent liabilities [Text Block]
29.
Contingent liabilities

	2018	2017
	(US$’000)	(US$’000)

Guarantee (note i)	2,500	-
Loyalty reward programme (note ii)	69	103
	2,569	103

Note:

i)	The guarantee is a standby letter of credit supporting external bank funding of the jointly controlled entity Fertimas S.A. Funding was previously provided by the respective joint venture partners.

ii)	The PGG Wrightson Loyalty Reward Programme is run in conjunction with the co-branded ASB Visa reward card. A provision is retained for the expected level of points redemption. The contingent liability represents the balance of live points that are not recognized as a liability in the consolidated statements for financial position. Losses are not expected to arise from this contingent liability.

iii)	On 16 November 2009, the Company was granted consent by the New Zealand Overseas Investment Office (OIO) to acquire up to 19.99% of ordinary shares in PGW. On 15 April 2011, the OIO granted the Company consent to acquire a further 41.0% of ordinary shares in PGW.
It is a condition of both these consents that the Company remains of “good character” so long as it maintains a greater than 25% interest in PGW.
Under the Overseas Investment Act 2005, the OIO may take enforcement action through the High Court of New Zealand if a consent-holder or individual with control of a consent-holder is in breach of a consent condition. Potential enforcement action may include the imposition of a criminal fine or civil penalty, or an order that the consent-holder divest of their interest in property acquired under the Act.

The Company has disclosed to the OIO the existence of the SEC investigation and subpoena (see note 23). In response, the OIO has indicated that the SEC investigation raises concerns as to the Company’s “good character”. In January 2018, the OIO advised the Company’s New Zealand lawyers that any investigation into the Company’s “good character” status under the Overseas Investment Act would be put on hold pending the outcome of the SEC process. The Company has advised the OIO that it will notify it of any settlement with the SEC as soon as the terms are agreed in principle, and it is possible that the OIO may recommence its investigation before any settlement is publicly announced. The Company is continuing to cooperate with the OIO and will continue to assist it with any inquiries it might have.

Any adverse findings and subsequent enforcement action by the OIO may materially and adversely affect or otherwise impair the value of the Company’s investment in PGW.

Except as disclosed, there are no other material contingencies.